DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2014			2015
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,932	38	2,970	2,825	32	2,857
Private sector:
Corporations	5,046	1,752	6,798	3,661	1,633	5,294
Individuals	34,246	4,840	39,086	28,605	4,418	33,023
Interbank	14,667	1,040	15,707	24,162	569	24,731
Total interest bearing deposits	56,891	7,670	64,561	59,253	6,652	65,905
Non-interest bearing:
Public sector	228	4	232	165	2	167
Private sector:
Corporations	885	92	977	966	147	1,113
Individuals	92	174	266	146	185	331
Interbank	45	25	70	22	26	48
Total non-interest bearing deposits	1,250	295	1,545	1,299	360	1,659
Total:
Public sector	3,160	42	3,202	2,990	34	3,024
Private sector:
Corporations	5,931	1,844	7,775	4,627	1,780	6,407
Individuals	34,338	5,014	39,352	28,751	4,603	33,354
Interbank	14,712	1,065	15,777	24,184	595	24,779
Total deposits	58,141	7,965	66,106	60,552	7,012	67,564